Note 7 - Debt (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,	June 30,
	2019	2020
Total long term debt:
Alpha Bank Facility (M/T Stenaweco Elegance), including Alpha Bank Top-Up Facility	20,075	-
AT Bank Facility (M/T Eco Palm Desert)	21,875	-
AT Bank Bridge Note (Top Ships)	10,500	-
OFI Facility (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence)	69,849	67,191
CMBFL Facility (M/T Eco Bel Air and M/T Eco Beverly Hills)	88,560	85,620
BoComm Leasing Facility (M/T Nord Valiant and M/T Eco California)	44,466	43,455
Cargill Facility (M/T Eco Marina Del Ray)	30,962	30,054
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	-	59,088
Total long term debt	286,287	285,408
Less: Deferred finance fees	(7,257)	(6,755)
Total long term debt net of deferred finance fees	279,030	278,653

Presented:
Current portion of long term debt	16,908	16,843
Long term debt	262,122	261,810

Debt related to Vessels held for sale:
ABN Facility (M/T Eco Fleet and M/T Eco Revolution)	30,300	-
Less: Deferred finance fees	(323)	-
Debt related to Vessels held for sale net of deferred finance fees	29,977	-

Total Debt net of deferred finance fees and debt discounts	309,007	278,653